PAYROLL AND SOCIAL SECURITY TAXES PAYABLE (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Subclassifications of assets, liabilities and equities [abstract]
Salaries	$ 4,434	$ 5,069
Social security tax	7,548	6,755
Provision for vacation, bonus and others	46,181	28,378
Directors fees	315	216
Other	57	54
TOTAL	$ 58,535	$ 40,472